Nature of Business (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Grant Segments	Dec. 31, 2013	Dec. 31, 2012
Nature of Business (Textual)
Number of active business segments	2
Number of grants	3
Cash and cash equivalents	$ 5,525,094	$ 5,856,242	$ 3,356,380
Net decrease in cash and cash equivalents	(331,148)	2,499,862
Percentage decrease in cash and cash equivalents	6.00%
Net cash used in operating activities	(2,466,729)	(4,456,973)
Net cash provided by financing activities	2,436,447	6,974,563
Working capital, carrying value	3,174,214	5,855,046
Non-cash warrant liability	3,789,562
Increase in working capital		2,680,832
Percentage increase in working capital		46.00%
Net proceeds received from public offering	1,937,894
Net proceeds from issuance of common stock pursuant to the equity line	470,475	528,051
Proceeds from exercise of options and warrants	28,078	235,975
Income tax benefit	(616,872)	(750,356)
Active government contract	51,400,000
Equity facility, face amount	10,600,000
Equity facility, available amount	$ 9,500,000